================================================================================


                           --------------------------
                                     JAMES
                                   ADVANTAGE
                                     FUNDS
                           --------------------------

                                Advised by James
                           Investment Research, Inc.

                                       o

                                 June 30, 2001
                                 Annual Report

                                       o

                            THE GOLDEN RAINBOW FUND

                            THE JAMES SMALL CAP FUND

                         THE JAMES MARKET NEUTRAL FUND

                         THE JAMES LARGE CAP PLUS FUND

================================================================================

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================
The last twelve months have given investors a new appreciation for risk management. In fact, it has been a wake up call for many who thought technology stocks were the only ones worth owning. During the year, large cap growth stocks have been decimated while smaller and more value-oriented stocks have held their ground.

Newspapers report that many investors shudder when they receive their investment statements, and some don't even want to know the latest damage. This is typical in a bear market, but it is important that folks don't give up on investing in spite of dreary reports they might have received on the economy and some stocks. Recent events show that a move into a more diversified position makes sense. That is one reason we have a number of different styles in our fund family. As with any endeavor, a disciplined approach is a wise one and staying with one's discipline is important, even when the markets take a tumble.

THE MARKET OVER THE PAST YEAR.

A lot more went wrong for the stock market than went right. The NASDAQ plunged 45.37% while the S&P 500 fell 14.82%. In addition, the technology sector crumbled, falling over 52%. Fortunately, not all stocks or sectors were crushed. Smaller capitalization stocks held up better. Furthermore, falling interest rates gave a boost to Utility and Financial stocks.

INVESTMENT GOALS AND OBJECTIVES.

The goals of the styles within the James Advantage Funds are varied, but intended to complement each other. The Golden Rainbow remains a conservative fund with preservation of capital as a major objective. It is intended to be a solid core of a portfolio. The Large Cap Plus and Small Cap Funds are designed to take on greater amounts of risk and serve as supplements to a core strategy. They are designed to produce returns in specific areas of the market and as a result will have more volatility than a balanced fund. The Market Neutral Fund is structured to try to take advantage of the extremes in valuations which occur regularly in the market. Its ability to sell stocks short can provide an opportunity to show positive returns even when the overall market is going down. This was apparent in the last year. The Funds are designed to fit together inside a portfolio and various combinations can be used to create the right amount of risk for different investors.

INVESTMENT PHILOSOPHY.

Value-oriented styles continue to draw attention as the market digests the problems with the economic slowdown. James Investment Research, Inc., the Adviser to the James Advantage Funds, is a research-oriented firm whose investment decisions are based on quantitative analysis. Historically a Value-oriented firm, three of the four funds in the fund family use the basic Value approach. This Value approach means the stocks selected usually have lower Price to Earnings ratios, lower Price to Book ratios and stronger earnings growth than the broader indices. The Large Cap Plus Fund is designed to be very aggressive. It focuses on companies whose earnings and stock prices have been rising rapidly. The concentrated nature of the approach means price swings will tend to be dramatic, much more so than the other Funds.

FUND PERFORMANCE

THE GOLDEN RAINBOW FUND
The conservative nature of the Fund and the emphasis on capital preservation worked in the last fiscal year. The Fund rose 2.33% (before sales load, if applicable). The benchmark, the S&P 500, fell 14.82%. A blend of the S&P 500, the Russell 2000 and the Lehman Brothers Intermediate Government/Credit indices, which more closely approximates the Fund's investment style, rose 1.95%. The bonds and smaller cap stocks in the portfolio offset the declines in many of the larger stocks. Conservative management is the desire of the shareholders of the Fund, and the Adviser continues to manage with preservation of capital as well as income and growth as objectives.

THE LARGE CAP PLUS FUND
This aggressive fund suffered with the decline of larger capitalization stocks and the downturn in technology and momentum strategies. The non-diversified approach exacerbated the portfolio's decline and the Fund fell 43.96% over the twelve months ended June 30, 2001. The benchmark, the S&P 500 fell 14.82%. The more aggressive NASDAQ fell a comparable 45.37%. While the Fund rose dramatically in the previous fiscal reporting period, it was unable to avoid the massive sell off in growth oriented securities.

THE SMALL CAP FUND
Small cap stocks finally enjoyed a renaissance of sorts in the last year. In addition, our Value approach started to pay off. The Fund gained 3.96% for the year ended June 30, 2001, while the benchmark Russell 2000 advanced 0.58%. In a difficult time for most stocks, the Fund managed to avoid many of the pitfalls seen in larger cap funds.

THE MARKET NEUTRAL FUND
The continued volatility of the market provided opportunities for the Fund. This long/short Fund returned 6.76% while the benchmark, the 90-day U.S. Treasury Bill Index returned 5.89%. This marks the second year in a row for advances in the Fund in spite of the troubles that have swirled around the equity markets. It once again proved to be a good way to diversify assets from the general trend in stocks.

EXPECTATIONS FOR THE FUTURE

The economic slowdown continues to work its way through the economy. While the jobless rate has risen and manufacturing is in a recession, we have some powerful positive forces at work. The Federal Reserve has aggressively lowered interest rates and tax rebate checks are starting to hit individuals' mailboxes. While these are encouraging, we have concerns that the economy won't rebound quickly. A slow economy would continue to apply pressure on stock prices and it is possible stock prices could retest previous lows.

However, our concerns are primarily focused on overvalued stocks and some large capitalization issues. Value stocks have established a positive momentum after having been ignored for years. We believe this is likely to continue, and this would be positive for the Value-oriented funds we oversee. At the same time, we find some sectors to be oversold and expect that the energy and utility stocks we favor in the Large Cap Plus Fund could do well.

We urge our clients to keep a balanced and diversified approach to investing. Over concentration in just one style or fund can expose individuals to excessive volatility. The key is to stay invested for the long term. It is important that investors know their personal risk tolerance and maintain an investment posture in line with this. It is also important to take the long view and realize bear markets will come and go, but that the long-term trend has been positive. Bear markets present wonderful opportunities to pick up stocks at bargain levels.

/s/ Barry R. James

Barry R. James, CFA, CIC
President

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
              THE GOLDEN RAINBOW FUND, STANDARD & POOR'S 500 INDEX
                         AND A BLENDED 25/25/50 INDEX(A)

                                [GRAPHIC OMITTED]

                                                         6/01
                                                         ----
The Golden Rainbow Fund (Offer)(B)                     $22,804
The Golden Rainbow Fund (Nav)                          $24,195
Standard & Poor's 500 Index                            $40,792
Blended 25/25/50 Index                                 $28,763

Past performance is not predictive of future performance.

             ------------------------------------------------------
                             The Golden Rainbow Fund
                          Average Annual Total Returns

                                    1 Year     5 Years     10 Years
             With Sales Load         0.27%      7.72%        9.01%
             Without Sales Load      2.33%      8.16%        9.24%
             ------------------------------------------------------

(A) The Blended Index is comprised of a 25% weighting in Standard & Poor's 500 Index, a 25% weighting in the Russell 2000 Index and a 50% weighting in the Lehman Brothers Intermediate Government/Credit Index.

(B)  Offer reflects the maximum sales load.


          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 THE JAMES SMALL CAP FUND AND RUSSELL 2000 INDEX

                                [GRAPHIC OMITTED]

                                                         6/01
                                                         ----
The James Small Cap Fund (Offer)(B)                    $10,400
The James Small Cap Fund (Nav)                         $11,034
Russell 2000 Index                                     $15,196

Past performance is not predictive of future performance.

             ------------------------------------------------------
                            The James Small Cap Fund
                          Average Annual Total Returns

                                      1 Year      Since Inception(A)
              With Sales Load         -2.04%             1.44%
              Without Sales Load       3.96%             3.66%
             ------------------------------------------------------

(A)  Fund Inception was October 2, 1998.

(B)  Offer reflects the maximum sales load.

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE JAMES MARKET NEUTRAL FUND AND 90-DAY TREASURY BILL INDEX

                                [GRAPHIC OMITTED]

                                                         6/01
                                                         ----
The James Market Neutral Fund (Offer)(B)               $10,150
The James Market Neutral Fund (Nav)                    $10,769
90-Day Treasury Bill Index                             $11,540

Past performance is not predictive of future performance.

             ------------------------------------------------------
                          The James Market Neutral Fund
                          Average Annual Total Returns

                                      1 Year     Since Inception(A)
             With Sales Load           0.65%            0.55%
             Without Sales Load        6.76%            2.75%
             ------------------------------------------------------

(A)  Fund Inception was October 2, 1998.

(B)  Offer reflects the maximum sales load.


          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE JAMES LARGE CAP PLUS FUND AND STANDARD & POOR'S 500 INDEX

                                [GRAPHIC OMITTED]

                                                         6/01
                                                         ----
The James Large Cap Plus Fund (Offer)                  $ 7,210
The James Large Cap Plus Fund (Nav)                    $ 7,650
Standard & Poor's 500 Index                            $ 9,163

Past performance is not predictive of future performance.

             ------------------------------------------------------
                          The James Large Cap Plus Fund
                                  Total Return

                                      1 Year     Since Inception(A)
             With Sales Load         -47.17%          -17.86%
             Without Sales Load      -43.96%          -14.88%
             ------------------------------------------------------

(A)  Fund Inception was November 1, 1999.

(B)  Offer reflects the maximum sales load.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
===========================================================================================================================
                                                              The Golden      The James         The James       The James
                                                               Rainbow        Small Cap      Market Neutral   Large Cap Plus
                                                                 Fund            Fund             Fund             Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At amortized cost ....................................    $ 59,189,400    $  6,547,808     $  8,224,539     $  4,617,904
                                                             ============    ============     ============     ============
   At value (Note 1) ....................................    $ 65,406,640    $  7,070,637     $  8,632,400     $  4,587,830
Segregated cash with brokers (Note 1) ...................              --              --        5,126,196               --
Receivable for capital shares sold ......................          35,904           8,703            7,907            6,340
Receivable for securities sold ..........................         160,395              --           62,028               --
Dividends and interest receivable .......................         649,483           2,439           17,387            4,372
Other assets ............................................           2,946           2,291            2,183            2,249
                                                             ------------    ------------     ------------     ------------
      TOTAL ASSETS ......................................      66,255,368       7,084,070       13,848,101        4,600,791
                                                             ------------    ------------     ------------     ------------

LIABILITIES
Securities sold short (proceeds $3,681,110) (Note 1) ....              --              --        3,540,579               --
Payable for capital shares redeemed .....................          48,440              --           24,194               --
Payable for securities purchased ........................         118,830              --          616,710           91,307
Dividends payable on securities sold short ..............              --              --            2,164               --
Accrued expenses:
   Management fees (Note 3) .............................          40,350           6,994           13,441            4,862
   12b-1 distribution and service fees (Note 3) .........         110,599          10,454               --               --
   Other ................................................          35,387             540              359              610
                                                             ------------    ------------     ------------     ------------
      TOTAL LIABILITIES .................................         353,606          17,988        4,197,447           96,779
                                                             ------------    ------------     ------------     ------------

NET ASSETS ..............................................    $ 65,901,762    $  7,066,082     $  9,650,654     $  4,504,012
                                                             ============    ============     ============     ============

NET ASSETS CONSIST OF:
Paid-in capital .........................................    $ 55,777,072    $  7,075,541     $  9,701,940     $  7,208,791
Undistributed net investment income .....................           6,095              --            4,067               --
Accumulated net realized gains (losses) from
   security transactions ................................       3,901,355        (532,288)        (603,745)      (2,674,705)
Net unrealized appreciation (depreciation) on investments       6,217,240         522,829          548,392          (30,074)
                                                             ------------    ------------     ------------     ------------
NET ASSETS ..............................................    $ 65,901,762    $  7,066,082     $  9,650,654     $  4,504,012
                                                             ============    ============     ============     ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 1) ..       4,594,347         640,768          953,954          589,028
                                                             ------------    ------------     ------------     ------------

Net asset value and redemption price per share (Note 1) .    $      14.34    $      11.03     $      10.12     $       7.65
                                                             ============    ============     ============     ============

Maximum offering price per share (Note 1) ...............    $      14.63    $      11.70     $      10.74     $       8.12
                                                             ============    ============     ============     ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001
===========================================================================================================================
                                                              The Golden       The James         The James       The James
                                                               Rainbow         Small Cap      Market Neutral   Large Cap Plus
                                                                 Fund             Fund             Fund             Fund
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ............................................    $    392,310     $     51,550     $     31,683     $     36,738
   Interest .............................................       2,377,017           14,199          369,353           12,795
                                                             ------------     ------------     ------------     ------------
      TOTAL INVESTMENT INCOME ...........................       2,769,327           65,749          401,036           49,533
                                                             ------------     ------------     ------------     ------------

EXPENSES
   Management fees (Note 3) .............................         530,541           75,148          142,453           71,397
   12b-1 distribution and service fees - Class A (Note 3)         179,237           15,684           21,431           14,933
   Administration fees (Note 3) .........................          54,654               --               --               --
   Accounting services fees (Note 3) ....................          30,000               --               --               --
   Postage and supplies .................................          12,133               --               --               --
   Professional fees ....................................          25,574               --               --               --
   Dividend expense on securities sold short ............              --               --           21,384               --
   Custodian fees and expenses ..........................          21,138               --               --               --
   Transfer agent fees (Note 3) .........................          19,315               --               --               --
   Shareholder report printing and mailing ..............           8,222               --               --               --
   Trustees' fees .......................................           3,377            3,270            3,275            3,269
   Other expenses .......................................          14,746               --               --               --
                                                             ------------     ------------     ------------     ------------
      Total expenses ....................................         898,937           94,102          188,543           89,599
                                                             ------------     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS) ............................       1,870,390          (28,353)         212,493          (40,066)
                                                             ------------     ------------     ------------     ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from security transactions       3,984,147          332,394           23,410       (2,559,901)
   Net realized gains on closed short positions .........              --               --          839,545               --
   Net change in unrealized appreciation/depreciation
      on investments ....................................      (3,903,949)          (9,442)        (566,296)        (934,539)
                                                             ------------     ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS ..............................          80,198          322,952          296,659       (3,494,440)
                                                             ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................................    $  1,950,588     $    294,599     $    509,152     $ (3,534,506)
                                                             ============     ============     ============     ============

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================
                                                            Year               Year
                                                           Ended              Ended
                                                          June 30,           June 30,
                                                            2001               2000
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ..........................    $    1,870,390     $    2,715,835
   Net realized gains on investments ..............         3,984,147         11,212,626
   Net change in unrealized appreciation/
      depreciation on investments .................        (3,903,949)        (9,524,478)
                                                       --------------     --------------
Net increase in net assets from operations ........         1,950,588          4,403,983
                                                       --------------     --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ...........        (1,873,324)        (2,736,391)
   Distributions from net realized gains ..........        (8,994,218)        (5,724,817)
                                                       --------------     --------------
Decrease in net assets from distributions
   to shareholders ................................       (10,867,542)        (8,461,208)
                                                       --------------     --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ......................         3,370,371          4,759,979
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ............        10,556,310          8,196,618
   Payments for shares redeemed ...................       (21,862,194)       (33,947,586)
                                                       --------------     --------------
Net decrease in net assets from
   capital share transactions .....................        (7,935,513)       (20,990,989)
                                                       --------------     --------------

TOTAL DECREASE IN NET ASSETS ......................       (16,852,467)       (25,048,214)
NET ASSETS
   Beginning of year ..............................        82,754,229        107,802,443
                                                       --------------     --------------
   End of year ....................................    $   65,901,762     $   82,754,229
                                                       ==============     ==============

UNDISTRIBUTED NET INVESTMENT INCOME ...............    $        6,095     $        9,029
                                                       ==============     ==============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ....................................           228,939            281,457
   Shares issued in reinvestment of distributions
      to shareholders .............................           734,075            500,806
   Shares redeemed ................................        (1,372,687)        (2,017,962)
                                                       --------------     --------------
   Net decrease in shares outstanding .............          (409,673)        (1,235,699)
   Shares outstanding, beginning of year ..........         5,004,020          6,239,719
                                                       --------------     --------------
   Shares outstanding, end of year ................         4,594,347          5,004,020
                                                       ==============     ==============

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================
                                                             Year             Year
                                                            Ended            Ended
                                                           June 30,         June 30,
                                                             2001             2000
--------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ..............................    $    (28,353)    $    (22,875)
   Net realized gains (losses) on investments .......         332,394         (850,600)
   Net change in unrealized appreciation/
      depreciation on investments ...................          (9,442)          38,127
                                                         ------------     ------------
Net increase (decrease) in net assets from operations         294,599         (835,348)
                                                         ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................       2,353,165        1,575,105
   Payments for shares redeemed .....................        (832,875)      (2,052,318)
                                                         ------------     ------------
Net increase (decrease) in net assets from
   capital share transactions .......................       1,520,290         (477,213)
                                                         ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............       1,814,889       (1,312,561)

NET ASSETS
   Beginning of year ................................       5,251,193        6,563,754
                                                         ------------     ------------
   End of year ......................................    $  7,066,082     $  5,251,193
                                                         ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ......................................         223,914          161,485
   Shares redeemed ..................................         (78,189)        (219,628)
                                                         ------------     ------------
   Net increase (decrease) in shares outstanding ....         145,725          (58,143)
   Shares outstanding, beginning of year ............         495,043          553,186
                                                         ------------     ------------
   Shares outstanding, end of year ..................         640,768          495,043
                                                         ============     ============

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================
                                                           Year             Year
                                                          Ended            Ended
                                                         June 30,         June 30,
                                                           2001             2000
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ..........................    $    212,493     $    165,795
   Net realized gains (losses) from:
      Security transactions .......................          23,410          641,027
      Closed short positions ......................         839,545       (1,253,948)
   Net change in unrealized appreciation/
      depreciation on investments .................        (566,296)         819,546
                                                       ------------     ------------
Net increase in net assets from operations ........         509,152          372,420
                                                       ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ...........        (212,752)        (164,487)
                                                       ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ......................       3,620,829        1,575,778
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ............         211,022          164,142
   Payments for shares redeemed ...................      (1,161,769)      (3,547,416)
                                                       ------------     ------------
Net increase (decrease) in net assets from
   capital share transactions .....................       2,670,082       (1,807,496)
                                                       ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...........       2,966,482       (1,599,563)

NET ASSETS
   Beginning of year ..............................       6,684,172        8,283,735
                                                       ------------     ------------
   End of year ....................................    $  9,650,654     $  6,684,172
                                                       ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME ...............    $      4,067     $      4,326
                                                       ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ....................................         359,526          169,202
   Shares issued in reinvestment of distributions
      to shareholders .............................          20,829           17,677
   Shares redeemed ................................        (115,093)        (388,437)
                                                       ------------     ------------
   Net increase (decrease) in shares outstanding ..         265,262         (201,558)
   Shares outstanding, beginning of year ..........         688,692          890,250
                                                       ------------     ------------
   Shares outstanding, end of year ................         953,954          688,692
                                                       ============     ============

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                      Year           Period
                                                     Ended            Ended
                                                    June 30,         June 30,
                                                      2001            2000(A)
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss .......................    $    (40,066)    $    (27,001)
   Net realized losses on investments ........      (2,559,901)        (114,804)
   Net change in unrealized appreciation/
      depreciation on investments ............        (934,539)         904,465
                                                  ------------     ------------
Net increase (decrease) in net
   assets from operations ....................      (3,534,506)         762,660
                                                  ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .................       3,042,570        5,958,176
   Payments for shares redeemed ..............      (1,282,884)        (442,004)
                                                  ------------     ------------
Net increase in net assets from capital
   share transactions ........................       1,759,686        5,516,172
                                                  ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ......      (1,774,820)       6,278,832

NET ASSETS
   Beginning of period .......................       6,278,832               --
                                                  ------------     ------------
   End of period .............................    $  4,504,012     $  6,278,832
                                                  ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ...............................         279,441          493,560
   Shares redeemed ...........................        (150,233)         (33,740)
                                                  ------------     ------------
   Net increase in shares outstanding ........         129,208          459,820
   Shares outstanding, beginning of period ...         459,820               --
                                                  ------------     ------------
   Shares outstanding, end of period .........         589,028          459,820
                                                  ============     ============

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                       Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Year Ended June 30,
                                                        --------------------------------------------------------------------------
                                                           2001            2000            1999            1998            1997
                                                        --------------------------------------------------------------------------
Net asset value at beginning of year ...............    $    16.54      $    17.28      $    18.96      $    19.31      $    17.56
                                                        ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations
   Net investment income ...........................          0.40            0.50            0.49            0.65            0.66
   Net realized and unrealized
      gains (losses) on investments ................         (0.08)           0.31            0.91            1.08            2.16
                                                        ----------      ----------      ----------      ----------      ----------
Total from investment operations ...................          0.32            0.81            1.40            1.73            2.82
                                                        ----------      ----------      ----------      ----------      ----------

Less distributions:
   From net investment income ......................         (0.40)          (0.50)          (0.49)          (0.65)          (0.68)
   From net realized gains on investments ..........         (2.12)          (1.05)          (2.59)          (1.43)          (0.39)
                                                        ----------      ----------      ----------      ----------      ----------
Total distributions ................................         (2.52)          (1.55)          (3.08)          (2.08)          (1.07)
                                                        ----------      ----------      ----------      ----------      ----------

Net asset value at end of year .....................    $    14.34      $    16.54      $    17.28      $    18.96      $    19.31
                                                        ==========      ==========      ==========      ==========      ==========

Total return(A) ....................................         2.33%           4.98%           7.97%           9.47%          16.55%
                                                        ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) ..................    $   65,902      $   82,754      $  107,802      $  132,094      $  157,183
                                                        ==========      ==========      ==========      ==========      ==========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets(B) .....         1.25%           1.07%           1.00%           1.08%           1.09%

Ratio of net investment income to average net assets         2.61%           2.86%           2.71%           3.29%           3.63%

Portfolio turnover rate ............................           57%             82%             38%             54%             56%

(A)  Total returns exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.22%, 1.19%, 1.23% and 1.24% for the years ended June 30, 2000, 1999, 1998 and 1997, respectively (Note 3).

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                             Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------
                                                                   Year            Year          Period
                                                                  Ended           Ended           Ended
                                                                 June 30,        June 30,        June 30,
                                                                   2001            2000           1999(A)
----------------------------------------------------------------------------------------------------------
Net asset value at  beginning of period ....................    $    10.61      $    11.87      $    10.00
                                                                ----------      ----------      ----------

Income (loss) from investment operations:
   Net investment loss .....................................         (0.04)          (0.05)          (0.00)
   Net realized and unrealized gains (losses) on investments          0.46           (1.21)           1.87
                                                                ----------      ----------      ----------
Total from investment operations ...........................          0.42           (1.26)           1.87
                                                                ----------      ----------      ----------

Less distributions:
   Return of capital .......................................            --              --           (0.00)
                                                                ----------      ----------      ----------

Net asset value at end of period ...........................    $    11.03      $    10.61      $    11.87
                                                                ==========      ==========      ==========

Total return(B) ............................................         3.96%         (10.61%)         18.74%(C)
                                                                ==========      ==========      ==========

Net assets at end of period (000's) ........................    $    7,066      $    5,251      $    6,564
                                                                ==========      ==========      ==========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets ................         1.50%           1.50%           1.49%(D)

Ratio of net investment loss to average net assets .........        (0.45%)         (0.48%)         (0.11%)(D)

Portfolio turnover rate ....................................           75%            101%             42%(D)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

(B)  Total returns exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                             Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------
                                                                   Year            Year          Period
                                                                  Ended           Ended           Ended
                                                                 June 30,        June 30,        June 30,
                                                                   2001            2000           1999(A)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................    $     9.71      $     9.30      $    10.00
                                                                ----------      ----------      ----------

Income (loss) from investment operations:
   Net investment income ...................................          0.24            0.23            0.13
   Net realized and unrealized gains (losses) on investments          0.41            0.41           (0.70)
                                                                ----------      ----------      ----------
Total from investment operations ...........................          0.65            0.64           (0.57)
                                                                ----------      ----------      ----------

Less distributions:
   From net investment income ..............................         (0.24)          (0.23)          (0.13)
                                                                ----------      ----------      ----------

Net asset value at end of period ...........................    $    10.12      $     9.71      $     9.30
                                                                ==========      ==========      ==========

Total return(B) ............................................         6.76%           7.02%          (5.74%)(C)
                                                                ==========      ==========      ==========

Net assets at end of period (000's) ........................    $    9,651      $    6,684      $    8,284
                                                                ==========      ==========      ==========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets, excluding
   dividends on securities sold short ......................         1.95%           1.95%           1.94%(D)
Expenses from dividends on securities sold short ...........         0.25%           0.53%           0.36%(D)
                                                                ----------      ----------      ----------
Ratio of net expenses to average net assets ................         2.20%           2.48%           2.30%(D)
                                                                ----------      ----------      ----------

Ratio of net investment income to average net assets .......         2.47%           2.47%           2.31%(D)

Portfolio turnover rate ....................................          104%             90%             54%(D)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

(B)  Total returns exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
FINANCIAL HIGHLIGHTS
================================================================================
                   Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------
                                                       Year        Period
                                                      Ended         Ended
                                                     June 30,      June 30,
                                                       2001         2000(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ...........  $    13.65    $    10.00
                                                    ----------    ----------

Income (loss) from investment operations:
   Net investment loss ...........................       (0.07)        (0.06)
   Net realized and unrealized gains
      (losses) on investments ....................       (5.93)         3.71
                                                    ----------    ----------
Total from investment operations .................       (6.00)         3.65
                                                    ----------    ----------

Net asset value at end of period .................  $     7.65    $    13.65
                                                    ==========    ==========

Total return(B) ..................................     (43.96%)       36.50%(C)
                                                    ==========    ==========

Net assets at end of period (000's) ..............  $    4,504    $    6,279
                                                    ==========    ==========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets ......       1.50%         1.49%(D)

Ratio of net investment loss to average net assets      (0.67%)       (0.99%)(D)

Portfolio turnover rate ..........................        131%           95%(D)

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.

(B)  Total returns exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
================================================================================
      Shares    COMMON STOCKS --  40.2%                               Value
--------------------------------------------------------------------------------
                BASIC MATERIALS --  3.0%
      20,000    Albermarle Corporation ........................    $    463,400
      20,000    Barrick Gold Corporation ......................         303,000
       5,000    Inco Ltd. .....................................          86,300
      52,000    Newmont Mining Corporation ....................         967,720
      13,000    NL Industries, Inc. ...........................         180,050
                                                                   ------------
                                                                      2,000,470
                                                                   ------------
                CONSUMER, CYCLICAL --  7.4%
       8,000    BorgWarner, Inc. ..............................         396,960
      16,000    CBRL Group, Inc. ..............................         271,200
      35,000    Darden Restaurants, Inc. ......................         976,500
      23,750    Direct Focus, Inc.* ...........................       1,128,125
      30,000    Ryan's Family Steak House, Inc.* ..............         367,500
      16,000    Scholastic Corporation* .......................         673,600
      20,000    Sears, Roebuck & Company ......................         846,200
       6,000    Timberland Company - Class A* .................         237,060
                                                                   ------------
                                                                      4,897,145
                                                                   ------------
                CONSUMER, NON-CYCLICAL --  7.1%
      10,000    Amgen* ........................................         606,800
      25,000    Archer-Daniels-Midland Co. ....................         325,000
       5,500    Biogen, Inc.* .................................         298,980
       7,000    Bristol-Myers Squibb Company ..................         366,100
      25,000    Coventry Health Care, Inc.* ...................         505,000
      16,875    IVAX Corporation ..............................         658,125
       6,000    Pfizer, Inc. ..................................         240,300
       3,000    Procter & Gamble Co. ..........................         191,400
      17,000    RehabCare Group, Inc.* ........................         819,400
      11,000    Unilever N.V. (NY Shares) .....................         655,270
                                                                   ------------
                                                                      4,666,375
                                                                   ------------
                ENERGY  --  6.2%
       9,000    Amerada Hess Corporation ......................         727,200
       8,000    Apache Corporation ............................         406,000
       8,000    EOG Resources, Inc. ...........................         284,400
      13,000    Exxon Mobil Corporation .......................       1,135,550
       6,500    Kerr-McGee Corporation ........................         430,755
       9,000    Teekay Shipping Corporation ...................         360,180
      11,000    Texaco, Inc. ..................................         732,600
                                                                   ------------
                                                                      4,076,685
                                                                   ------------
                FINANCE --  3.5%
      18,000    Alfa Corporation ..............................         444,600
      18,000    Commerce Group, Inc. ..........................         662,220
       5,000    Health Care Reit, Inc. ........................         118,750
       9,500    RenaissanceRe Holdings, Ltd. ..................         703,950
      14,000    SouthTrust Corporation ........................         364,000
                                                                   ------------
                                                                      2,293,520
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      Shares    COMMON STOCKS  --  40.2% (Continued)                  Value
--------------------------------------------------------------------------------
                INDUSTRIAL --  3.0%
      30,000    AVX Corporation ...............................    $    630,000
      20,000    Canadian Pacific Ltd. .........................         775,000
      15,000    Overseas Shipholding Group, Inc. ..............         458,100
       5,000    Vishay Intertechnology, Inc.* .................         115,000
                                                                   ------------
                                                                      1,978,100
                                                                   ------------
                TECHNOLOGY --  3.8%
      27,000    Anixter International, Inc.* ..................         828,900
      17,000    Intel Corporation .............................         497,250
      26,500    Merix Corporation* ............................         463,485
       3,500    Northrop Grumman Corporation ..................         280,350
      12,000    Sybase, Inc.* .................................         197,400
       5,000    Varian Semiconductor Equipment* ...............         210,000
                                                                   ------------
                                                                      2,477,385
                                                                   ------------
                UTILITIES --  6.2%
      28,000    Duke Energy Corporation .......................       1,092,280
      45,400    Energen Corporation ...........................       1,253,040
      14,000    IDACORP, Inc. .................................         488,320
      30,000    Korea Electric Power (KEPCO) Corporation - ADR          285,000
       4,000    Pinnacle West Capital Corporation .............         189,600
       6,000    Public Service Enterprise Group, Inc. .........         293,400
      16,000    Reliant Energy, Inc. ..........................         515,360
                                                                   ------------
                                                                      4,117,000
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $21,798,358) ........    $ 26,506,680
                                                                   ------------

================================================================================
   Par Value    U.S. GOVERNMENT & AGENCY BONDS--  48.9%               Value
--------------------------------------------------------------------------------
$    200,000    U.S. Treasury Notes, 6.125%, due 12/31/01 .....    $    202,331
   1,300,000    U.S. Treasury Notes, 5.875%, due 11/15/05 .....       1,346,427
   6,000,000    U.S. Treasury Notes, 6.25%, 2/15/07 ...........       6,326,694
   5,000,000    U.S. Treasury Notes, 6.625%, 5/15/07 ..........       5,371,680
   5,000,000    U.S. Treasury Notes, 6.00%, 8/15/09 ...........       5,199,660
   2,000,000    U.S. Treasury Bonds, 10.00%, 5/15/10 ..........       2,346,252
     800,000    U.S. Treasury Bonds, 5.00%, 2/15/11 ...........         776,250
   2,500,000    U.S. Treasury Bonds, 5.25%, 2/15/29 ...........       2,288,575
   2,000,000    Federal Farm Credit Bank, 5.95%, 3/16/09 ......       2,003,016
   2,000,000    Federal Farm Credit Bank, 6.26%, 12/02/11 .....       2,014,046
   2,000,000    Federal Home Loan Bank, 7.00%, 2/14/03 ........       2,076,590
     750,000    Federal Home Loan Mortgage Corporation,
                  6.875%, 1/15/05 .............................         788,233
     996,424    Government National Mortgage Association,
                  6.5%, 2/15/31 ...............................         986,410
     473,720    Government National Mortgage Association,
                  6.5%, 4/15/29 ...............................         469,102
                                                                   ------------

                TOTAL U.S. GOVERNMENT & AGENCY BONDS
                  (Amortized Cost $30,705,490) ................    $ 32,195,266
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE of Investments (Continued)
================================================================================
   Par Value    CORPORATE BONDS --  7.2%                              Value
--------------------------------------------------------------------------------
$    500,000    Anheuser-Busch Cos., Inc., 6%, 4/15/11 ........    $    490,764
     500,000    AT&T Corporation, 5.625%, 3/15/04 .............         498,446
     500,000    Barrick Gold Finance, Inc., 7.5%, 5/01/07 .....         512,078
     500,000    Ford Motor Company, 7.45%, 7/16/31 ............         479,909
     250,000    National Fuel Gas Co., 6.82%, 8/01/04 .........         256,455
     500,000    Public Service Electric & Gas, 7.375%, 3/01/14          499,818
   1,000,000    Tennessee Valley Authority, 6.00%, 9/24/02 ....       1,020,078
     500,000    Tennessee Valley Authority, 5.625%, 1/18/11 ...         480,441
     500,000    Wal-Mart Stores, 6.55%, 8/10/04 ...............         519,865
                                                                   ------------

                TOTAL CORPORATE BONDS (Amortized Cost $4,709,425)  $  4,757,854
                                                                   ------------

================================================================================
      Shares    MUTUAL FUNDS  --  0.4%                                Value
--------------------------------------------------------------------------------
      15,000    India Fund, Inc.* .............................    $    155,400
       7,000    iShares MSCI Germany* .........................         116,200
                                                                   ------------

                TOTAL MUTUAL FUNDS (Cost $300,887) ............    $    271,600
                                                                   ------------

================================================================================
      Shares    SHORT TERM INVESTMENTS  --  2.5%                      Value
--------------------------------------------------------------------------------
   1,675,240    Firstar U.S. Treasury Money Market Fund
                   (Cost $1,675,240) ..........................    $  1,675,240
                                                                   ------------

                TOTAL INVESTMENT SECURITIES-- 99.2%
                  (Amortized Cost $59,189,400) ................    $ 65,406,640

                OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.8% ..         495,122
                                                                   ------------

                NET ASSETS-- 100.0% ...........................    $ 65,901,762
                                                                   ============

* Non-income producing security.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
================================================================================
      Shares    COMMON STOCKS --  97.1%                               Value
--------------------------------------------------------------------------------
                BASIC MATERIALS --  6.5%
       9,550    Albermarle Corporation ........................    $    221,274
       7,500    NL Industries, Inc. ...........................         103,875
      10,600    Pope & Talbot, Inc. ...........................         136,846
                                                                   ------------
                                                                        461,995
                                                                   ------------

                CONSUMER, CYCLICAL --  19.5%
       8,950    Dollar Thrifty Automotive Group, Inc. * .......         214,800
       9,000    Frontier Airlines, Inc. * .....................         110,250
       6,800    LNR Property Corporation ......................         238,000
       1,885    NVR, Inc. * ...................................         278,980
       5,950    OshKosh B'Gosh, Inc. - Class A ................         197,838
       5,860    The Dress Barn, Inc. * ........................         133,315
      11,200    Wilsons The Leather Experts, Inc. * ...........         207,760
                                                                   ------------
                                                                      1,380,943
                                                                   ------------
                CONSUMER, NON-CYCLICAL --  17.8%
       7,650    RehabCare Group, Inc. * .......................         368,730
       5,400    Rightchoice Managed Care, Inc.* ...............         239,760
      15,825    Sola International, Inc. * ....................         223,291
      23,090    Stewart Enterprises, Inc. - Class A ...........         168,557
       5,650    The Toro Company ..............................         253,968
                                                                   ------------
                                                                      1,254,306
                                                                   ------------
                ENERGY --  11.8%
      22,000    Comstock Resources, Inc. * ....................         225,500
      10,200    Patina Oil & Gas Corporation ..................         270,300
       5,190    Penn Virginia Corporation .....................         170,751
      13,325    Tesoro Petroleum Corporation* .................         167,895
                                                                   ------------
                                                                        834,446
                                                                   ------------
                FINANCIAL --  9.5%
       9,660    Capstead Mortgage Corporation .................         171,948
      10,275    Harland (John H.) Co. .........................         239,408
       3,450    RenaissanceRe Holdings, Ltd. ..................         255,645
                                                                   ------------
                                                                        667,001
                                                                   ------------
                INDUSTRIAL --  9.0%
       5,450    Cubic Corporation .............................         172,166
       6,375    Park Electrochemical Corporation ..............         168,300
       8,190    Roadway Express, Inc. .........................         194,676
       5,170    Yellow Corporation * ..........................          98,127
                                                                   ------------
                                                                        633,269
                                                                   ------------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      Shares    COMMON STOCKS --  97.1% (Continued)                   Value
--------------------------------------------------------------------------------
                TECHNOLOGY --  18.0%
      14,240    Ansys, Inc.* ..................................    $    266,573
       4,950    Barra, Inc. * .................................         193,791
       9,300    Graco, Inc. ...................................         306,900
       7,600    Planar Systems, Inc.* .........................         196,840
       7,400    Varian Semiconductor Equipment* ...............         310,800
                                                                   ------------
                                                                      1,274,904
                                                                   ------------
                UTILITIES --  5.0%
      21,950    El Paso Electric Co. * ........................         350,979
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $6,335,014) .........    $  6,857,843
                                                                   ------------

================================================================================
      Shares    SHORT TERM INVESTMENTS  --  3.0%                      Value
--------------------------------------------------------------------------------
     212,794    Firstar U.S. Treasury Money Market Fund
                  (Cost $212,794) .............................    $    212,794
                                                                   ------------

                TOTAL INVESTMENT SECURITIES-- 100.1%
                   (Cost $6,547,808) ..........................    $  7,070,637

                LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1%)           (4,555)
                                                                   ------------

                NET ASSETS-- 100.0% ...........................    $  7,066,082
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
================================================================================
      Shares    COMMON STOCKS --  44.7%                               Value
--------------------------------------------------------------------------------
                BASIC MATERIALS --  2.8%
       4,000    Albermarle Corporation ........................    $     92,680
       1,500    Cabot Corporation .............................          54,030
       4,000    Inco Ltd. .....................................          69,040
       1,000    Potash Corporation of Saskatchewan ............          57,400
                                                                   ------------
                                                                        273,150
                                                                   ------------
                CONSUMER, CYCLICAL --  8.1%
       1,000    AOL Time Warner, Inc.* ........................          53,000
       3,500    Darden Restaurants, Inc. ......................          97,650
       1,500    General Motors Corporation ....................          96,525
       4,600    Oakley, Inc.* .................................          85,100
       2,000    OshKosh B'Gosh, Inc. - Class A ................          66,500
       2,000    Oxford Health Plans* ..........................          57,200
       2,000    Polo Ralph Lauren Corporation* ................          51,600
       2,000    Scholastic Corporation* .......................          90,000
       2,100    Sears, Roebuck & Company ......................          88,851
       1,500    Whirlpool Corporation .........................          93,750
                                                                   ------------
                                                                        780,176
                                                                   ------------
                CONSUMER, NON-CYCLICAL --  6.4%
       4,000    Cytyc Corporation* ............................          92,200
       3,000    Elan Corporation PLC - ADR Rights* ............             690
       1,000    Fleming Companies, Inc. .......................          35,700
       1,000    IDEC Pharmaceuticals Corporation* .............          67,690
       3,125    IVAX Corporation* .............................         121,875
       1,500    Learning Tree International, Inc.* ............          34,440
       4,500    Serologicals Corporation* .....................          96,030
       2,400    Smithfield Foods, Inc.* .......................          96,720
       1,000    Varian Medical Systems, Inc.* .................          71,500
                                                                   ------------
                                                                        616,845
                                                                   ------------
                ENERGY  --  1.5%
       1,100    Apache Corporation ............................          55,825
       1,500    Helmerich & Payne, Inc. .......................          46,485
       1,000    Mitchell Energy & Dev. - Class A ..............          46,250
                                                                   ------------
                                                                        148,560
                                                                   ------------
                FINANCIAL --  4.1%
       1,500    Citigroup, Inc. ...............................          79,260
       2,000    Eaton Vance Corporation .......................          69,600
       1,500    LandAmerica Financial Group ...................          47,775
       2,500    Radian Group, Inc. ............................         101,125
       1,300    RenaissanceRe Holdings, Ltd. ..................          96,330
                                                                   ------------
                                                                        394,090
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      Shares    COMMON STOCKS  --  44.7% (Continued)                  Value
--------------------------------------------------------------------------------
                INDUSTRIAL --  4.7%
       3,000    Celestica, Inc.* ..............................    $    154,500
       3,000    Overseas Shipholding Group, Inc. ..............          91,620
       2,000    Technitrol, Inc. ..............................          52,000
       4,550    Vishay Intertechnology, Inc.* .................         104,650
         600    Woodward Governor Co. .........................          50,610
                                                                   ------------
                                                                        453,380
                                                                   ------------
                TECHNOLOGY --  14.9%
       1,300    Adobe Systems, Inc.* ..........................          61,178
       1,000    Alliant Techsystems, Inc.* ....................          89,900
       2,000    Ansys, Inc. ...................................          37,440
       2,500    Autodesk, Inc. ................................          93,250
       5,000    Avid Technology, Inc.* ........................          78,500
       1,050    Barra, Inc.* ..................................          41,108
       2,500    Bel Fuse, Inc. - Class A ......................          75,000
       5,000    Cable Design Technologies Corporation* ........          80,800
       3,000    Cirrus Logic, Inc.* ...........................          69,090
       3,000    Electro Scientific Industries, Inc.* ..........         114,300
       2,000    Intel Corporation .............................          58,500
       3,000    Manhattan Associates, Inc.* ...................         119,250
       4,200    Mentor Graphics Corporation* ..................          73,500
       5,250    Merix Corporation* ............................          91,822
       1,000    Peoplesoft, Inc.* .............................          49,230
       1,900    Scientific-Atlanta, Inc. ......................          77,140
       6,000    SymmetriCom, Inc.* ............................          87,840
       2,000    Tollgrade Communications, Inc.* ...............          57,000
       2,000    Varian Semiconductor Equipment* ...............          84,000
                                                                   ------------
                                                                      1,438,848
                                                                   ------------
                UTILITIES --  2.2%
       4,000    Equitable Resources, Inc. .....................         133,240
       1,200    Exelon Corporation ............................          76,944
                                                                   ------------
                                                                        210,184
                                                                   ------------

                 TOTAL COMMON STOCKS (Cost $3,909,561) ........    $  4,315,233
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   Par Value    U.S. GOVERNMENT & AGENCY BONDS --  42.4%              Value
--------------------------------------------------------------------------------
$    400,000    Federal Farm Credit Bank Discount Notes, 7/2/01    $    400,000
     500,000    Federal Home Loan Bank, 4.08%, 6/6/02 .........         500,160
     500,000    Federal Home Loan Bank, 4.25%, 6/7/02 .........         500,287
     700,000    Federal Home Loan Bank Discount Notes, 7/05/01          699,782
     500,000    Federal Home Loan Bank Discount Notes, 8/23/01          497,306
     500,000    Federal Home Loan Mortgage Corporation, 4.23%,
                  6/14/02 .....................................         499,783
     500,000    Federal Home Loan Mortgage Corporation, 4.02%,
                  7/2/02 ......................................         498,650
     500,000    Federal National Mortgage Association Discount
                  Notes, 10/02/01 .............................         495,336
                                                                   ------------

                TOTAL U.S. GOVERNMENT & AGENCY BONDS
                  (Amortized Cost $4,089,115) .................    $  4,091,304
                                                                   ------------

================================================================================
      Shares    SHORT TERM INVESTMENTS  --  2.3%                      Value
--------------------------------------------------------------------------------
     225,863    Firstar U.S. Treasury Money Market Fund
                  (Cost $225,863) .............................    $    225,863
                                                                   ------------

                TOTAL INVESTMENT SECURITIES-- 89.4%
                  (Amortized Cost $8,224,539) .................    $  8,632,400

                SEGREGATED CASH WITH BROKERS-- 53.1% ..........       5,126,196

                SECURITIES SOLD SHORT-- (36.6%)
                  (Proceeds $3,681,110) .......................      (3,540,579)

                LIABILITIES IN EXCESS OF OTHER ASSETS-- (5.9%)         (567,363)
                                                                   ------------

                NET ASSETS-- 100.0% ...........................    $  9,650,654
                                                                   ============

* Non-income producing security.

ADR-American Depository Receipt.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2001
================================================================================
      Shares    COMMON STOCKS SOLD SHORT --  36.6%                    Value
--------------------------------------------------------------------------------
                BASIC MATERIALS --  1.2%
       1,500    Potlatch Corp. ................................    $     51,615
       2,000    Rohm and Haas Company .........................          65,800
                                                                   ------------
                                                                        117,415
                                                                   ------------
                CONSUMER, CYCLICAL --  4.3%
       2,000    Fox Entertainment Group Class A* ..............          55,800
       1,000    Home Depot, Inc. ..............................          46,550
       1,000    International Speedway Corporation Class A ....          42,000
       2,000    Lamar Advertising Company* ....................          88,000
         150    The Washington Post Company Class B ...........          86,100
       1,200    US Airways Group, Inc.* .......................          29,160
       1,300    Viacom, Inc. Class A* .........................          68,952
                                                                   ------------
                                                                        416,562
                                                                   ------------
                CONSUMER, NON-CYCLICAL --  5.6%
       2,000    Aetna, Inc.* ..................................          51,740
       1,500    American Home Products ........................          87,660
         500    CocaCola Company ..............................          22,500
       2,600    CocaCola Enterprises ..........................          42,510
       1,000    Cubist Pharmaceuticals, Inc.* .................          38,000
       2,800    Great Atlantic & Pacific Tea Co., Inc.* .......          41,440
       2,500    Guilford Pharmaceuticals, Inc.* ...............          85,000
       1,100    Iron Mountain, Inc.* ..........................          49,324
       1,000    McKesson HBOC, Inc. ...........................          37,120
       1,500    Neurocrine Biosciences, Inc. ..................          59,985
       1,000    Starbucks Corporation* ........................          23,000
                                                                   ------------
                                                                        538,279
                                                                   ------------
                ENERGY  --  0.2%
       2,500    Syntroleum Corp.* .............................          22,725
                                                                   ------------

                FINANCIAL --  7.5%
       1,500    American Express Co. ..........................          58,200
       2,000    American Financial Group, Inc. ................          60,600
         500    American International Group ..................          43,000
       4,500    AmSouth BanCorp ...............................          83,205
       1,900    Bank One Corporation ..........................          68,020
       1,300    Cincinnati Financial Corporation ..............          51,350
       2,500    Espeed Inc. Cl. A* ............................          55,000
         800    Horace Mann Educators Corporation .............          17,240
         500    Markel Corporation* ...........................          98,250
         700    Morgan Stanley Dean Witter & Co. ..............          44,961
       1,500    Old National Bancorp ..........................          39,600
       2,000    SAFECO Corporation ............................          59,000
       1,000    Wells Fargo & Co. .............................          46,430
                                                                   ------------
                                                                        724,856
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
      Shares    COMMON STOCKS SOLD SHORT --  36.6% (Continued)        Value
--------------------------------------------------------------------------------
                INDUSTRIAL --  2.4%
       1,500    Edison Schools, Inc.* .........................    $     34,260
       4,000    Global Industries, Ltd.* ......................          49,880
       2,000    Goodyear Tire & Rubber Co. ....................          56,000
       3,000    Kansas City Southern Industries, Inc.* ........          47,400
       2,100    Swift Transportation Co., Inc.* ...............          40,446
                                                                   ------------
                                                                        227,986
                                                                   ------------
                TECHNOLOGY-- 14.3%
       3,000    Agile Software Corporation/DE* ................          51,000
       1,000    Airgate Pcs., Inc.* ...........................          52,000
       2,600    American Tower Corporation Class A* ...........          53,742
       2,500    Avanex Corporation* ...........................          24,250
       3,500    Broadwing, Inc. ...............................          85,575
       2,500    Caliper Technologies Corporation* .............          52,625
       1,000    Comcast Corporation Class A ...................          43,400
       1,802    Corixa Corporation* ...........................          30,760
       1,000    Cox Communications, Inc. Class A* .............          44,300
       3,500    DoubleClick, Inc.* ............................          48,860
       1,500    EchoStar Communications Corporation  Class A* .          48,630
       2,000    Emcore Corporation ............................          61,500
       2,500    IGEN International, Inc.* .....................          65,000
       3,100    Informatica Corporation* ......................          53,816
       1,500    Interactive Intelligence, Inc.* ...............          16,500
       4,000    Kopin Corporation* ............................          48,560
       4,300    Legato Systems, Inc.* .........................          68,585
       3,400    Level 3 Communications, Inc.* .................          18,666
       3,500    Motorola, Inc. ................................          57,960
       3,000    Nextel Communications Class A* ................          52,500
       3,200    NTL Incorporated* .............................          38,560
       1,000    ProBusiness Services, Inc.* ...................          26,550
       2,000    ProQuest Company* .............................          61,980
       2,000    RF Micro Devices, Inc.* .......................          53,600
       2,500    SeaChange International, Inc.* ................          45,075
       1,400    SmartForce PLC Sponsored ADR* .................          49,322
       4,000    UnitedGlobalCom, Inc. Class A* ................          34,600
       4,100    Virata Corporation* ...........................          48,585
       2,100    Vodafone Group PLC ADR ........................          46,935
                                                                   ------------
                                                                      1,383,436
                                                                   ------------
                UTILITIES-- 1.1%
       4,000    Citizens Communications Company* ..............          48,120
       3,000    Southern Union Company* .......................          61,200
                                                                   ------------
                                                                        109,320
                                                                   ------------

                TOTAL COMMON STOCKS SOLD SHORT
                  (Proceeds $3,681,110) .......................    $  3,540,579
                                                                   ------------

* Non-income producing security.

ADR-American Depository Receipt.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001
================================================================================
      Shares    COMMON STOCKS --  97.1%                               Value
--------------------------------------------------------------------------------
                CONSUMER, CYCLICAL--  12.4%
       4,600    Pulte Homes, Inc. .............................    $    196,098
       5,900    Reebok International Ltd. .....................         188,505
       6,325    SYSCO Corporation .............................         171,724
                                                                   ------------
                                                                        556,327
                                                                   ------------
                CONSUMER, NON-CYCLICAL--  13.7%
       2,450    Forest Laboratories, Inc.* ....................         173,950
       2,500    H&R Block, Inc. ...............................         161,375
       3,550    King Pharmaceuticals, Inc.* ...................         190,812
       1,700    Tyco International, Ltd.* .....................          92,650
                                                                   ------------
                                                                        618,787
                                                                   ------------
                ENERGY --  39.1%
       2,525    Amerada Hess Corporation ......................         204,020
       3,590    Anadarko Petroleum Corporation ................         193,968
       3,800    Burlington Resources, Inc. ....................         151,810
       1,480    Chevron Corporation ...........................         133,940
       2,800    Devon Energy Corporation ......................         147,000
       3,500    EOG Resources, Inc. ...........................         124,425
       3,600    Kerr-McGee Corporation ........................         238,572
       2,265    Phillips Petroleum Company ....................         129,105
       7,350    Sunoco, Inc. ..................................         269,230
       5,600    USX-Marathon Group ............................         165,256
                                                                   ------------
                                                                      1,757,326
                                                                   ------------

                FINANCIALS --  4.1%
       1,365    Progressive Corporation .......................         184,534
                                                                   ------------

                INDUSTRIAL--  2.5%
       2,015    Boeing Company ................................         112,034
                                                                   ------------

                TECHNOLOGY --  12.8%
       3,225    Micron Technology, Inc. .......................         132,548
       3,500    Peoplesoft, Inc.* .............................         172,305
       6,700    Scientific-Atlanta, Inc. ......................         272,020
                                                                   ------------
                                                                        576,873
                                                                   ------------
                UTILITIES --  12.5%
       5,950    Calpine Corporation* ..........................         224,910
       2,300    Exelon Corporation ............................         147,477
       3,500    PPL Corporation ...............................         192,500
                                                                   ------------
                                                                        564,887
                                                                   ------------

                TOTAL COMMON STOCKS  (Cost $4,400,842) ........    $  4,370,768
                                                                   ------------

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      Shares    SHORT TERM INVESTMENTS  --  4.8%                      Value
--------------------------------------------------------------------------------
     217,062    Firstar U.S. Treasury Money Market Fund
                  (Cost $217,062) .............................    $    217,062
                                                                   ------------

                TOTAL INVESTMENT SECURITIES-- 101.9%
                  (Cost $4,617,904) ...........................    $  4,587,830

                LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.9%)          (83,818)
                                                                   ------------

                NET ASSETS-- 100.0% ...........................    $  4,504,012
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
================================================================================

1.   GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund are each a diversified series of The James Advantage Funds (the "Trust"), and The James Large Cap Plus Fund is a non-diversified series of the Trust (individually, a "Fund", collectively the "Funds"). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of
1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, The Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Large Cap Plus Fund commenced its public offering of shares on November 1, 1999.

The Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James") believes are undervalued.

The James Small Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with small market capitalizations. James selects stocks that it believes are undervalued and more likely to appreciate.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The James Large Cap Plus Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with large capitalizations. The Fund generally buys stocks in the S&P 500 Index and will typically hold 25-30 stocks.

The following is a summary of significant  accounting  policies  followed by the
Funds  in  preparation  of  their  financial  statements,   in  accordance  with
accounting principles generally accepted in the United States of America.

SHARE VALUATION
The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of The Golden Rainbow Fund is equal to the net asset value per share plus a sales load equal to 2.04% of net asset value (or 2.00% of the offering price). The maximum offering price per share of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund is equal to the net asset value per share plus a sales load equal to 6.10% of net asset value (or 5.75% of the offering price). The redemption price per share is equal to the net asset value per share.

SECURITIES VALUATION
Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when James determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Fixed income securities generally are valued using market quotations, but may be valued on the basis of prices furnished by a pricing service when market quotations are not readily available. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-sized trading units of debt securities, without regard to sale or bid prices. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SECURITIES TRANSACTIONS
Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

SHORT SALES AND SEGREGATED CASH
The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales are fully  collateralized.  The Fund maintains the collateral in
segregated   accounts   consisting  of  cash  and/or  high-grade  liquid  assets
sufficient to collateralize the market value of its short positions.

INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, if any, is declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available loss carryovers. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

FEDERAL INCOME TAXES
The Funds intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The following information is based upon the federal income tax cost of portfolio investments and securities sold short as of June 30, 2001:

-------------------------------------------------------------------------------------------------------------
                                              The Golden        The James        The James        The James
                                                Rainbow         Small Cap      Market Neutral   Large Cap Plus
                                                  Fund             Fund             Fund             Fund
-------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ............    $  7,641,302     $  1,086,056     $  1,148,435     $    290,882
Gross unrealized depreciation ............      (1,424,062)        (563,227)        (600,043)        (320,956)
                                              ------------     ------------     ------------     ------------
Net unrealized appreciation (depreciation)    $  6,217,240     $    522,829     $    548,392     $    (30,074)
                                              ============     ============     ============     ============
Federal income tax cost ..................    $ 59,189,400     $  6,547,808     $  9,669,625     $  4,617,904
                                              ============     ============     ============     ============
-------------------------------------------------------------------------------------------------------------

As of June 30, 2001, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund have capital loss carryforwards for federal income tax purposes of $532,288, $603,745 and $114,804 respectively, which expire in the year 2008. The James Large Cap Plus Fund also has capital loss carryforwards for federal income tax purposes of $312,902 which expire in the year 2009. In addition, during the period from November 1, 2000 through June 30, 2001, The James Large Cap Plus Fund had net realized capital losses of $2,246,999 which are treated for federal income tax purposes as arising during the Fund's tax year ending June 30, 2002. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

RECLASSIFICATION OF CAPITAL ACCOUNTS
The James Small Cap Fund and The James Large Cap Plus Fund had net investment losses of $28,353 and $40,066, respectively, for the year ended June 30, 2001 which have been reclassified to paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share. Permanent book to tax basis differences are not included in ending undistributed/distributions in excess of net investment income for purposes of calculating net investment income/loss per share in the financial highlights.

2.   SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for The Golden Rainbow Fund for the year ended June 30, 2001 equaled $15,474,903 and $21,493,474, respectively. Purchases and sales (including maturities) of investments in other long-term securities for the year ended June 30, 2001 equaled $24,527,573 and $35,417,743, respectively, for The Golden Rainbow Fund, $5,981,057 and $4,536,308, respectively, for The James Small Cap Fund, $5,941,724 and $4,267,047, respectively, for The James Market Neutral Fund and $9,299,295 and $7,375,791, respectively, for The James Large Cap Plus Fund. For the year ended June 30, 2001, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $4,867,473 and $5,659,588, respectively, for The James Market Neutral Fund.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Trust are also officers of James Investment Research, Inc. ("James") or Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder services and transfer agent and accounting service agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

INVESTMENT MANAGEMENT AGREEMENT
The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio.

The Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. The Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The James Small Cap Fund and The James Large Cap Plus Fund and 1.70% of The James Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Agreement with the Trust, IFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, at the annual rate of 0.10% of the average value of each Fund's respective daily net assets up to $25 million; 0.075% of such assets from $25 million to $50 million; and 0.05% of such assets in excess of $50 million, subject to a $1,000 monthly minimum fee for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each Fund. In addition, The Golden Rainbow Fund and James pay IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee of $2,500 from The Golden Rainbow Fund and $2,000 from James with respect to each of the James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund. In addition, IFS is reimbursed by The Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Funds' portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and IFS Fund Distributors, Inc. (the "Distributor"), the Distributor acts as the principal distributor of each Fund's shares. The Distributor earned $687, $935, $2,347 and $1,317 from underwriting commissions on the sale of shares of The Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, respectively. Additionally, the Distributor earned $1,327, $2 and $230 from broker commissions on the sale of shares of The Golden Rainbow Fund, The James Small Cap Fund and The James Market Neutral Fund, respectively. In addition to these fees, the Distributor receives an annual fee, paid monthly, of $5,000 from the Trust.

30
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THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

PLAN OF DISTRIBUTION
Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. While the annual limitation for payment of such expenses under each Plan is 0.40% of the average daily net assets of the Fund, the Board of Trustees has currently authorized only 0.25% for such expenditures.

FEDERAL TAX INFORMATION (UNAUDITED)
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains, if any, made by the Funds during the year ended June 30, 2001. On December 1, 2000, The Golden Rainbow Fund declared and paid a long-term capital gain distribution of $2.1246 per share. As required by federal regulations, shareholders will receive notification of their portion of a Fund's taxable capital gain distribution, if any, paid during the 2001 calendar year early in 2002.

ADOPTION OF NEW AUDIT GUIDE

The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Management expects no adjustments to the financial statements as a result of adopting these provisions.

INDEPENDENT AUDITORS' REPORT
================================================================================

To the Trustees and Shareholders of The James Advantage Funds:

We have audited the accompanying statements of assets and liabilities of The James Advantage Funds, including The Golden Rainbow Fund, The James Small Cap
Fund, The James Market Neutral Fund and The James Large Cap Plus Fund (the "Funds"), including the schedules of investments and securities sold short, as of June 30, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Dayton, Ohio
August 10, 2001

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                               INVESTMENT ADVISER
                        James Investment Research, Inc.
                                   P.O. Box 8
                               Alpha, Ohio 45301
                             jamesfunds@jir-inc.com

                                       o

                                   CUSTODIAN
                              Firstar Bank, N. A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                       o

                                 TRANSFER AGENT
                         Integrated Fund Services, Inc.
                                 P.O. Box 5354
                          Cincinnati, Ohio 45201-5354

                                       o

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                          1700 Courthouse Plaza, N.E.
                               Dayton, Ohio 45402

                                       o

                                  DISTRIBUTOR
                          IFS Fund Distributors, Inc.
                             221 East Fourth Street
                                   Suite 300
                             Cincinnati, Ohio 45202

                                       o

                                 LEGAL COUNSEL
                       Brown, Cummins & Brown Co. L.P.A.
                                3500 Carew Tower
                             Cincinnati, Ohio 45202